Labor and Social Security Obligations - Summary of Labor and Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Labor And Social Security Obligations [Abstract]
Profits sharing	R$ 170,480	R$ 146,743
Labor provisions	38,163	44,320
Labor and social security obligations	208,643	191,063
Current	199,422	182,071
Non-current	R$ 9,221	R$ 8,992